UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class A, 6.42%, 3/18/30(1)	$549	$ 548,747
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	632	596,303
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,207	1,031,394
Conn's Receivables Funding, LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,749,630
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,024,701
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	322	295,471
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,232,998
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	272,922
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,102	1,057,322
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,975	2,951,580
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,001,975
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	940	866,811
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,425	1,132,612
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	948,836
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	539	521,705
Series 2021-3, Class B, 0.76%, 2/26/29(1)	554	527,748
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	771	767,098
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	288	184,807
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	2,596	2,586,610
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,343	1,125,515
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,654	1,490,702
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	342	324,446
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,402,647
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,218,668
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	596	572,333
Series 2021-3, Class A, 1.15%, 5/15/29(1)	477	472,603
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$391	$ 373,730
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,004	853,029
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	534	444,216
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	622	491,294
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,617	3,313,277
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	637	635,960
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,778	1,616,049
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	903	807,895
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	6,261	6,166,589
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	711,696
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	235	196,655
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,342	1,242,528
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,361	1,865,368
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	562	565,457
Towd Point Asset Trust, Series 2018-SL1, Class A, 5.75%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	740	736,420
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,122	1,081,807
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,872,129
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	763,445
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	867	652,463
Series 2020-A, Class C, 6.657%, 3/15/45(1)	208	135,328
Total Asset-Backed Securities (identified cost $60,574,584)		$ 55,431,519

Collateralized Mortgage Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$88	$ 88,127
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	393,023

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	$922	$ 920,276
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	807,145
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,602	1,410,553
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	140	145,284
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	51	51,332
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	301	300,397
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	957	954,254
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	60	60,343
Series 2011-135, Class PK, 4.50%, 5/25/40	6	6,216
Series 2013-6, Class HD, 1.50%, 12/25/42	53	48,239
Series 2014-70, Class KP, 3.50%, 3/25/44	301	284,771
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.40%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	431	436,660
Series 2014-C02, Class 2M2, 7.75%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	160	162,046
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	247	251,517
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	43	43,449
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,888	2,954,919
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	653,873
Series 2023-84, Class MW, 6.00%, 6/20/53	653	671,051
Home Re, Ltd., Series 2021-1, Class M1B, 6.70%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	251	251,206
Total Collateralized Mortgage Obligations (identified cost $10,927,081)		$ 10,894,681

Commercial Mortgage-Backed Securities — 8.7%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,461,853
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	786,488
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.03%), 10/15/36(1)(3)	$2,426	$ 2,412,223
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.19%), 10/15/36(1)(3)	1,122	1,112,381
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,976,064
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,390,833
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	1,074	1,017,686
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.53%, 12/10/54(1)(2)	2,000	1,365,678
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.29%, 8/10/50(2)	2,855	2,778,674
Series 2014-CR21, Class C, 4.568%, 12/10/47(2)	2,500	2,285,643
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	480	471,032
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,639	2,572,097
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.166%, 3/25/28(2)	492	462,084
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	2,440	2,327,573
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,942,802
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,210,742
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,986,913
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.698%, 9/15/47(1)(2)	990	724,099
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(2)	2,000	1,672,256
Series 2014-C25, Class D, 4.082%, 11/15/47(1)(2)	1,960	816,826
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.23%, 1/15/46(1)(2)	2,000	1,718,588
Series 2021-MHC, Class C, 6.562%, (1 mo. SOFR + 1.41%), 4/15/38(1)(3)	2,425	2,363,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.879%, 5/15/49(2)(5)	993	858,879
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(3)(5)	1,982	1,924,536
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.393%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	2,239,166
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,951,222

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$1,484	$ 1,439,760
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,876,574
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	353,030
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class E, 5.195%, 3/15/46(1)(2)	924	878,315
Total Commercial Mortgage-Backed Securities (identified cost $60,891,627)		$ 52,377,359

Corporate Bonds — 34.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,220,836
		$ 2,220,836
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 853,151
5.85%, 4/6/30	945	937,647
		$ 1,790,798
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 450,537
		$ 450,537
Banks — 13.4%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$903	$ 827,576
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,042,668
4.175% to 3/24/27, 3/24/28(6)	200	187,344
5.294%, 8/18/27	1,400	1,373,967
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	5,276	4,713,195
1.898% to 7/23/30, 7/23/31(6)	1,020	812,720
1.922% to 10/24/30, 10/24/31(6)	831	658,070
2.087% to 6/14/28, 6/14/29(6)	1,881	1,606,040
2.299% to 7/21/31, 7/21/32(6)	2,050	1,640,238
2.456% to 10/22/24, 10/22/25(6)	482	460,414
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
2.551% to 2/4/27, 2/4/28(6)	$1,250	$ 1,129,134
3.824% to 1/20/27, 1/20/28(6)	1,639	1,550,809
3.846% to 3/8/32, 3/8/37(6)	3,289	2,814,558
5.202% to 4/25/28, 4/25/29(6)	1,787	1,768,587
6.204% to 11/10/27, 11/10/28(6)	1,110	1,141,813
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,200,412
4.836%, 5/9/28	2,125	1,959,063
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,072,672
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	868,633
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	763,705
9.25% to 11/17/27(1)(6)(7)	634	654,994
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,155,129
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	1,376	1,373,956
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(6)	909	772,755
Citigroup, Inc.:
2.572%, (SOFR + 2.107%), 6/3/31(3)	2,328	1,943,321
3.70%, 1/12/26	1,524	1,462,735
3.785% to 3/17/32, 3/17/33(6)	1,685	1,489,578
Series W, 4.00% to 12/10/25(6)(7)	1,090	933,313
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	293	267,902
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,147,481
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	931,558
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	784,422
6.161% to 3/9/28, 3/9/29(6)	2,997	3,025,356
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	473,577
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,424,167
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	1,591	1,405,532
2.545% to 11/8/31, 11/8/32(6)	1,316	1,078,776
2.739% to 10/15/29, 10/15/30(6)	3,095	2,669,002
4.005% to 4/23/28, 4/23/29(6)	2,833	2,670,048
KeyBank NA, 5.85%, 11/15/27	250	235,619
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,295	1,300,624
PPTT, 2006-A GS, Class A, 3.205%(1)(7)(8)	259	211,240
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	691,474
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	975	908,495
9.375% to 11/22/27(1)(6)(7)	756	740,880

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(6)	$808	$ 716,856
1.822% to 11/23/24, 11/23/25(1)(6)	929	869,075
Synchrony Bank:
5.40%, 8/22/25	800	766,016
5.625%, 8/23/27	257	241,390
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	755,816
5.625%, 2/15/28	1,000	904,308
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	475,583
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,011,300
Truist Financial Corp.:
Series Q, 5.10% to 3/1/30(6)(7)	1,427	1,241,490
5.867% to 6/8/33, 6/8/34(6)	3,420	3,422,961
6.047% to 6/8/26, 6/8/27(6)	2,142	2,143,853
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	4,099	4,100,514
5.836% to 6/12/28, 6/12/34(6)	1,529	1,540,765
UBS AG, 1.25%, 6/1/26(1)	1,442	1,269,249
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,252,312
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	665,882
		$ 80,720,922
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 477,593
		$ 477,593
Building Materials — 0.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(6)(7)	$1,366	$ 1,385,120
		$ 1,385,120
Chemicals — 0.3%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$894	$ 889,998
6.33%, 7/15/29	1,090	1,083,428
		$ 1,973,426
Commercial Services — 0.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,136,663
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,202,542
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Ford Foundation (The), 2.415%, 6/1/50	$650	$ 431,983
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,275,266
		$ 5,046,454
Computers — 0.6%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$1,547	$ 1,259,602
Seagate HDD Cayman:
4.091%, 6/1/29	332	292,434
5.75%, 12/1/34	1,473	1,308,636
9.625%, 12/1/32(1)	666	735,145
		$ 3,595,817
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 954,652
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	587,028
		$ 1,541,680
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	$248	$ 247,089
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	959,732
Ally Financial, Inc., 8.00%, 11/1/31	1,955	2,031,162
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	1,229	1,227,310
6.375%, 7/15/30(1)	1,295	1,285,334
Charles Schwab Corp., 5.853% to 5/19/33, 5/19/34(6)	1,449	1,471,577
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,053,129
4.10%, 6/15/51	1,468	894,427
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,451	1,485,273
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	930,693
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	269,865
OneMain Finance Corp., 3.50%, 1/15/27	1,146	984,380
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	81	71,770
3.875%, 3/1/31(1)	1,733	1,406,776
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,203,355
Synchrony Financial, 4.50%, 7/23/25	2,000	1,886,506
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	519,019
		$ 17,927,397
Electric Utilities — 0.8%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 926,797
AES Corp. (The), 2.45%, 1/15/31	2,342	1,894,365

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Alabama Power Co., 3.125%, 7/15/51	$1,350	$ 935,981
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	771,056
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,433
		$ 4,564,632
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$532	$ 452,336
		$ 452,336
Entertainment — 0.7%
Warnermedia Holdings, Inc.:
5.05%, 3/15/42	$1,000	$ 843,421
5.391%, 3/15/62	4,113	3,354,704
		$ 4,198,125
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 828,413
3.00%, 10/15/30(1)	210	164,809
		$ 993,222
Health Care — 1.0%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,309,153
4.25%, 12/15/27	798	746,856
HCA, Inc., 4.625%, 3/15/52(1)	3,834	3,153,989
		$ 6,209,998
Insurance — 2.0%
Athene Global Funding, 1.20%, 10/13/23(1)	$3,200	$ 3,149,528
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	2,813	2,812,195
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,595	2,301,052
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,649,004
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,154,835
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	989,930
		$ 12,056,544
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 571,759
1.80%, 10/1/24	237	225,668
		$ 797,427
Security	Principal Amount (000's omitted)	Value
Media — 1.1%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$3,805	$ 2,873,996
Comcast Corp.:
2.887%, 11/1/51	3,230	2,167,403
2.937%, 11/1/56	832	542,405
4.25%, 1/15/33	800	760,446
		$ 6,344,250
Oil and Gas — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$1,003	$ 881,035
		$ 881,035
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,591,424
		$ 2,591,424
Packaging & Containers — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$1,268	$ 1,248,909
		$ 1,248,909
Pharmaceuticals — 0.7%
CVS Health Corp.:
5.25%, 1/30/31	$1,850	$ 1,844,776
5.875%, 6/1/53	1,538	1,578,292
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	1,214	1,075,875
		$ 4,498,943
Real Estate Investment Trusts (REITs) — 3.5%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 916,429
CBRE Services, Inc., 5.95%, 8/15/34	1,540	1,521,953
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	605,314
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,169,963
EPR Properties:
3.75%, 8/15/29	1,474	1,200,131
4.50%, 6/1/27	1,381	1,240,451
4.95%, 4/15/28	332	296,958
Extra Space Storage, L.P.:
2.55%, 6/1/31	1,011	819,232
5.50%, 7/1/30	1,532	1,521,309
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,288,492
3.75%, 9/15/30(1)	597	468,961
Iron Mountain, Inc., 4.50%, 2/15/31(1)	387	332,874
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,169,226

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Newmark Group, Inc., 6.125%, 11/15/23	$3,504	$ 3,472,114
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,072,169
SITE Centers Corp., 3.625%, 2/1/25	874	822,976
Sun Communities Operating, L.P., 4.20%, 4/15/32	1,250	1,093,164
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	2,047	2,005,466
		$ 21,017,182
Retail — 0.4%
Bath & Body Works, Inc., 7.60%, 7/15/37	$524	$ 473,646
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,814,779
		$ 2,288,425
Semiconductors — 1.2%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,789,993
Intel Corp., 5.70%, 2/10/53	1,924	1,958,672
Micron Technology, Inc.:
2.703%, 4/15/32	430	339,485
5.875%, 9/15/33	3,215	3,187,551
		$ 7,275,701
Software — 0.3%
Fidelity National Information Services, Inc., 2.25%, 3/1/31	$2,565	$ 2,048,592
		$ 2,048,592
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 635,461
		$ 635,461
Telecommunications — 1.6%
AT&T, Inc.:
3.55%, 9/15/55	$1,831	$ 1,283,164
3.65%, 6/1/51	3,339	2,453,121
Nokia Oyj:
4.375%, 6/12/27	981	924,901
6.625%, 5/15/39	1,492	1,428,900
Rogers Communications, Inc., 4.55%, 3/15/52(1)	3,345	2,692,435
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	492,270
SES S.A., 5.30%, 4/4/43(1)	393	283,967
T-Mobile USA, Inc., 2.25%, 11/15/31	278	222,572
		$ 9,781,330
Security	Principal Amount (000's omitted)	Value
Transportation — 0.4%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,157,101
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,175,120
		$ 2,332,221
Utilities — 0.4%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,580,153
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,051,213
		$ 2,631,366
Total Corporate Bonds (identified cost $228,634,043)		$209,977,703

Preferred Stocks — 0.4%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(9)
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(3)	8,006	$ 195,346
		$ 195,346
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,153,914
		$ 1,153,914
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	83,925	$ 1,225,305
		$ 1,225,305
Total Preferred Stocks (identified cost $4,364,092)		$ 2,574,565

Senior Floating-Rate Loans — 0.2%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$482	$ 372,185
		$ 372,185

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.0%(9)
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$244	$ 235,016
		$ 235,016
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$590	$ 585,595
		$ 585,595
Total Senior Floating-Rate Loans (identified cost $1,313,298)		$ 1,192,796

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,198,426
		$ 1,198,426
Water and Sewer — 1.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 691,506
Green Bonds, 2.184%, 9/1/31	650	540,150
Green Bonds, 2.264%, 9/1/32	585	479,519
Green Bonds, 2.344%, 9/1/33	635	514,083
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,569,627
		$ 7,794,885
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 8,993,311

U.S. Government Agency Mortgage-Backed Securities — 20.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$318	$ 312,978
Pool #C03490, 4.50%, 8/1/40	163	160,450
Pool #C09031, 2.50%, 2/1/43	651	565,921
Pool #G07589, 5.50%, 6/1/41	1,014	1,036,499
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #G08596, 4.50%, 7/1/44	$244	$ 240,958
Pool #G08670, 3.00%, 10/1/45	379	341,323
Pool #G08701, 3.00%, 4/1/46	501	451,268
Pool #G60608, 4.00%, 5/1/46	1,071	1,023,387
Pool #G60761, 3.00%, 10/1/43	685	621,947
Pool #Q17453, 3.50%, 4/1/43	661	616,345
Pool #Q34310, 3.50%, 6/1/45	399	371,198
Pool #Q40264, 3.50%, 5/1/46	375	348,114
Pool #Q45051, 3.00%, 12/1/46	1,297	1,169,150
Pool #Q46889, 3.50%, 3/1/47	868	814,692
Pool #Q47999, 4.00%, 5/1/47	1,030	989,221
Pool #RA9348, 6.00%, 6/1/53	325	328,536
Pool #ZT0383, 3.50%, 3/1/48	392	362,561
Federal National Mortgage Association:
4.00%, 30-Year, TBA(11)	28,527	26,773,029
4.50%, 30-Year, TBA(11)	28,375	27,275,477
5.00%, 30-Year, TBA(11)	35,575	34,864,891
5.50%, 30-Year, TBA(11)	8,550	8,511,585
Pool #AB3678, 3.50%, 10/1/41	1,713	1,598,699
Pool #AL7524, 5.00%, 7/1/41	221	221,832
Pool #AS3892, 4.00%, 11/1/44	360	343,827
Pool #AS5332, 4.00%, 7/1/45	347	332,486
Pool #AS6014, 4.00%, 10/1/45	219	209,488
Pool #BA0891, 3.50%, 1/1/46	879	815,437
Pool #BA3938, 3.50%, 1/1/46	521	483,332
Pool #BD1183, 3.50%, 12/1/46	314	290,028
Pool #BE2316, 3.50%, 1/1/47	867	801,635
Pool #BM1144, 2.50%, 3/1/47	773	668,358
Pool #FM7023, 3.00%, 7/1/49	771	686,621
Pool #MA1789, 4.50%, 2/1/44	243	238,859
Pool #MA2653, 4.00%, 6/1/46	502	478,698
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	908	853,186
Pool #CB2653, 2.50%, 3/20/51	1,250	1,067,654
Pool #CB8629, 2.50%, 4/20/51	1,933	1,650,989
Pool #CS1930, 6.00%, 4/20/53	195	198,129
Pool #CT0829, 6.00%, 6/20/53	325	330,839
Pool #CU1021, 5.50%, 6/20/53	2,135	2,142,465
Pool #CU2162, 7.00%, 6/20/53	860	904,860
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $124,590,185)		$121,496,952

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 36.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,632,138
1.625%, 11/15/50	8,674	5,391,478
1.875%, 11/15/51	1,318	870,601
2.00%, 11/15/41	8,644	6,333,418
2.00%, 8/15/51	347	236,665
2.25%, 2/15/52	3,332	2,409,322
2.375%, 2/15/42	19,594	15,264,185
2.875%, 5/15/52	1,099	911,268
3.00%, 8/15/52	4,144	3,524,990
3.625%, 2/15/53	5,300	5,088,000
3.875%, 2/15/43	2,631	2,566,047
4.00%, 11/15/42	7,600	7,554,875
4.00%, 11/15/52	6,137	6,305,768
U.S. Treasury Notes:
0.25%, 5/31/25	13,310	12,182,809
0.375%, 11/30/25	1,414	1,276,660
0.375%, 12/31/25	10,941	9,864,209
0.375%, 1/31/26	8,006	7,189,607
0.50%, 2/28/26	3,144	2,824,933
0.75%, 11/15/24	3,700	3,480,746
0.75%, 4/30/26	4,821	4,342,101
1.00%, 7/31/28	4,015	3,444,274
1.125%, 2/29/28	10,680	9,309,748
1.125%, 8/31/28	1,045	900,619
1.25%, 3/31/28	2,415	2,114,116
1.25%, 4/30/28	8,955	7,824,956
1.25%, 6/30/28	2,755	2,398,787
1.375%, 10/31/28	2,510	2,184,337
1.875%, 2/28/27	22,061	20,226,409
2.125%, 3/31/24	6,939	6,773,359
2.625%, 4/15/25	1,992	1,911,114
2.75%, 4/30/27	18,000	17,006,836
2.75%, 8/15/32	11,877	10,890,604
2.875%, 4/30/29	3,760	3,526,950
3.125%, 8/31/27	3,713	3,551,644
3.25%, 8/31/24	7,720	7,535,896
3.375%, 5/15/33	681	656,846
3.50%, 1/31/28	2,593	2,518,350
3.50%, 2/15/33	8,708	8,483,497
3.75%, 5/31/30	1,408	1,388,530
3.875%, 12/31/27	2,000	1,972,305
3.875%, 9/30/29	2,306	2,283,796
4.125%, 9/30/27	1,600	1,591,344
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.125%, 11/15/32	$2,584	$ 2,640,929
Total U.S. Treasury Obligations (identified cost $238,481,587)		$220,385,066

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(12)	10,700,023	$ 10,700,023
Total Short-Term Investments (identified cost $10,700,023)		$ 10,700,023
Total Investments — 115.1% (identified cost $751,346,520)		$694,023,975
Other Assets, Less Liabilities — (15.1)%		$ (91,029,783)
Net Assets — 100.0%		$602,994,192
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $165,404,266 or 27.4% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2023.
(9)	Amount is less than 0.05%.

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	177	Long	9/29/23	$ 35,991,844	$ (154,311)
U.S. 5-Year Treasury Note	15	Long	9/29/23	1,606,406	(17,020)
U.S. Ultra-Long Treasury Bond	37	Long	9/20/23	5,040,094	56,589
U.S. Ultra 10-Year Treasury Note	(103)	Short	9/20/23	(12,199,062)	84,383
					$ (30,359)
Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $737,615,435)	$ 680,540,537
Affiliated investments, at value (identified cost $13,731,085)	13,483,438
Cash	49,427
Deposits for derivatives collateral — futures contracts	1,065,565
Deposits for forward commitment securities	60,000
Interest receivable	4,402,557
Interest and dividends receivable from affiliated investments	35,198
Receivable for investments sold	1,716,234
Receivable for variation margin on open futures contracts	5,864
Receivable from affiliates	16,241
Total assets	$701,375,061
Liabilities
Payable for forward commitment securities	$ 97,937,983
Payable to affiliates:
Investment adviser fee	224,191
Trustees' fees	9,560
Accrued expenses	209,135
Total liabilities	$ 98,380,869
Net Assets applicable to investors' interest in Portfolio	$602,994,192

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $10,984)	$ 128,416
Dividend income from affiliated investments	322,240
Interest and other income	11,401,822
Interest income from affiliated investments	116,851
Total investment income	$11,969,329
Expenses
Investment adviser fee	$ 1,344,610
Trustees’ fees and expenses	18,823
Custodian fee	80,838
Legal and accounting services	36,820
Miscellaneous	12,954
Total expenses	$ 1,494,045
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 35,721
Total expense reductions	$ 35,721
Net expenses	$ 1,458,324
Net investment income	$10,511,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,843,933)
Investment transactions - affiliated investments	(511,019)
Futures contracts	245,377
Net realized loss	$ (6,109,575)
Change in unrealized appreciation (depreciation):
Investments	$ 7,000,009
Investments - affiliated investments	445,713
Futures contracts	(181,964)
Net change in unrealized appreciation (depreciation)	$ 7,263,758
Net realized and unrealized gain	$ 1,154,183
Net increase in net assets from operations	$11,665,188

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,511,005	$ 13,963,711
Net realized loss	(6,109,575)	(22,878,205)
Net change in unrealized appreciation (depreciation)	7,263,758	(68,392,155)
Net increase (decrease) in net assets from operations	$ 11,665,188	$ (77,306,649)
Capital transactions:
Contributions	$ 73,964,233	$ 200,971,207
Withdrawals	(54,134,972)	(123,037,128)
Net increase in net assets from capital transactions	$ 19,829,261	$ 77,934,079
Net increase in net assets	$ 31,494,449	$ 627,430
Net Assets
At beginning of period	$ 571,499,743	$ 570,872,313
At end of period	$602,994,192	$ 571,499,743

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)(3)	0.49% (3)	0.49%	0.49%	0.49%	0.49%
Net investment income	3.52% (2)	2.58%	2.06%	2.46%	2.86%	2.98%
Portfolio Turnover	93% (4)(5)	102% (5)	122% (5)	93% (5)	89%	65%
Total Return(1)	2.08% (4)	(13.13)%	0.70%	8.16%	9.28%	(0.50)%
Net assets, end of period (000’s omitted)	$602,994	$571,500	$570,872	$575,953	$590,390	$506,016
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2023, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 57.7% and 42.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which  they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2023, the Portfolio’s investment adviser fee amounted to $1,344,610 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $24,884 of the Portfolio’s operating expenses for the six months ended June 30, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $10,837 relating to the Portfolio's investment in the Liquidity Fund.

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 132,148,341	$ 122,401,829
U.S. Government and Agency Securities	558,373,103	485,790,934
	$690,521,444	$608,192,763
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 752,397,072
Gross unrealized appreciation	$ 1,248,706
Gross unrealized depreciation	(59,652,162)
Net unrealized depreciation	$ (58,403,456)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2023 is included in the Portfolio of Investments. At June 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$140,972	$(171,331)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$245,377	$(181,964)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$31,869,000	$22,885,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
7  Affiliated Investments
At June 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $13,483,438, which represents 2.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.879%, 5/15/49	$ 875,452	$ —	$ —	$ —	$ (16,573)	$ 858,879	$ 23,838	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	(846,325)	(511,019)	425,087	—	24,048	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	2,115,737	—	(228,400)	—	37,199	1,924,536	68,965	1,981,982

Core Bond Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$33,127,696	$132,414,075	$(154,841,748)	$ —	$ —	$ 10,700,023	$ 322,240	10,700,023
Total				$(511,019)	$445,713	$13,483,438	$439,091
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 55,431,519	$ —	$ 55,431,519
Collateralized Mortgage Obligations	—	10,894,681	—	10,894,681
Commercial Mortgage-Backed Securities	—	52,377,359	—	52,377,359
Corporate Bonds	—	209,977,703	—	209,977,703
Preferred Stocks	2,574,565	—	—	2,574,565
Senior Floating-Rate Loans	—	1,192,796	—	1,192,796
Taxable Municipal Obligations	—	8,993,311	—	8,993,311
U.S. Government Agency Mortgage-Backed Securities	—	121,496,952	—	121,496,952
U.S. Treasury Obligations	—	220,385,066	—	220,385,066
Short-Term Investments	10,700,023	—	—	10,700,023
Total Investments	$ 13,274,588	$ 680,749,387	$ —	$ 694,023,975
Futures Contracts	$ 140,972	$ —	$ —	$ 140,972
Total	$ 13,415,560	$ 680,749,387	$ —	$ 694,164,947
Liability Description
Futures Contracts	$ (171,331)	$ —	$ —	$ (171,331)
Total	$ (171,331)	$ —	$ —	$ (171,331)

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Core Bond Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Core Bond Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Core Bond Fund
June 30, 2023
Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond
Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023